Revenue by Product Category (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
NET SALES	$ 885,627	$ 803,552	$ 639,142
Mobile Storage
Segment Reporting Information [Line Items]
NET SALES	877,195	796,365	632,813
Others
Segment Reporting Information [Line Items]
NET SALES	$ 8,432	$ 7,187	$ 6,329